Principal Accounting Policies (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Jun. 30, 2018	Aug. 31, 2016
Foreign currency translation adjustments, net of nil tax	¥ 66,429	$ 9,662	¥ (20,808)	¥ 31,604
Foreign exchange gains/(losses)	¥ (16,715)	$ (2,431)	(87,753)	27,953
Annual rate (as a percentage)	4.35%				4.35%	4.35%
Land use rights, estimated useful lives	50 years	50 years
Construction in process	¥ 19,681		4,229		$ 2,862
Amortization expenses	9,577		5,670	0
Shipping costs included in fulfillment expenses	142,689		242,396	311,394
Advertising expenses	336,875		319,284	365,914
Employee social benefits included as expenses	83,466		65,302	66,131
Government grant	17,276		37,048	21,663
Appropriations to statutory reserves	¥ 0		0	0
Foreign Currency Exchange Rate, Translation	6.8755				6.8755
Allowance for Doubtful Accounts Receivable, Write-offs	¥ 763	$ 111	0	0
Cumulative Effect on Retained Earnings, Tax	0
Statutory reserves
Foreign currency translation adjustments, net of nil tax	0		0	0
Appropriations to statutory reserves	1,663		4,767	20,246
Cumulative Effect on Retained Earnings, Tax	0
Retained earnings
Foreign currency translation adjustments, net of nil tax	0		0	0
Appropriations to statutory reserves	(1,663)		¥ (4,767)	¥ (20,246)
Cumulative Effect on Retained Earnings, Tax	¥ 16,599
Minimum
Annual rate (as a percentage)	4.35%				4.35%		4.35%
Maximum
Annual rate (as a percentage)	10.00%				10.00%		10.00%
Foreign invested enterprise
Minimum percentage of after-tax profits required for appropriation to reserve	10.00%				10.00%
Maximum Percentage Of Companys Registered Capital Required to Be Held in Reserve	50.00%				50.00%
Domestic enterprise
Minimum percentage of after-tax profits required for appropriation to reserve	10.00%				10.00%
Maximum Percentage Of Companys Registered Capital Required to Be Held in Reserve	50.00%				50.00%